Environmental rehabilitation obligation and other provisions - Other provisions (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Balance at beginning of the year	R 444	R 1,982	R 117
Finance expense	0	58	0
Change in onerous contract provision recognised through profit or loss	(124)	(1,017)	0
Payments made - cash	(3,610)	(665)	0
Foreign currency translation	(39)	(114)	0
Balance at end of the year	278	444	1,982
Onerous contracts provision	161	327	1,865
Other	117	117	117
Other provisions	278	444	1,982
Reconciliation of the non-current and current portion of other provisions:
Other provisions	278	444	1,982
Current portion of other provisions	(161)	(327)	(832)
Non-current portion of other provisions	117	117	1,150
Sandouville nickel refinery
Reconciliation of changes in other provisions [abstract]
Onerous contracts provision	121
Onerous contract provision
Reconciliation of changes in other provisions [abstract]
Legal settlement provision raised	0	200	1,865
Reconciliation of the non-current and current portion of other provisions:
Onerous contract provision			R 1,865
Discount rate			5.75%
Legal proceedings provision
Reconciliation of changes in other provisions [abstract]
Legal settlement provision raised	3,607	0	R 0
Change in onerous contract provision recognised through profit or loss	(35)	(26)	R (130)
Supply contract
Reconciliation of changes in other provisions [abstract]
Payments made - cash	R (45)	R (665)